United States
         Securities and Exchange Commission

         "Washington, D.C. 20549"

         Form 13F

Report for the Quarter Ended:               " December 31, 1999"



Check here if Amendment (  ) Amendment Number:

This Amendment (Check only one): (  ) is a restatement




                (  ) adds new holdings entries






Inststutional Investment Manager Filing This Report:




"Name:                                  Wilkinson O'Grady & Co., Inc."




Address:          520 Madison Avenue



             25th Floor


         "    New York, New York 10022"






13-F File Number        0000945425






The institutional investment manager filing this report and the




Person by whom it is signed hereby represent that the person




"Signing this report is authorized to submit it, that all information"




"Contained herein is true, correct, and complete,and that it is understood"




"That all required items,statements,schedules,lists and tables,are considered"




Integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:         Beverly T. O'Grady
Title         President
Phone         (212)-644-5252

"Signature,Place,and Date of Signing"


"Beverly T. O'Grady New York, NewYork"           " February 11, 2000"


Report Type (check only one)

(x) 13F Holdings Report
(  ) 13F Notice
(  ) 13F Combination Report

List of Other Managers Reporting For This Manager


    NONE

I am signing this report as required by the Securities Exchange Act of 1934

    FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0



Form 13F Information Table Entry Total:               129



Form 13F Information Table Value Total           " $1,603,895,908 "

                        FORM 13F INFORMATION TABLE


    Title of                 Number    Investment     Other     Voting
Authority (Shs)
Name of Issuer     Class     Cusip #      $ Value     of Shares Discretion
Mgrs
Sole      Shared    None
Intel Corp    Common    458140100 " 98,186,877 " " 1,192,855 "      Sole
"
1,192,855 "
Microsoft Corp.    Common    594918104 " 106,698,759 "     " 913,908 "
Sole          " 913,908 "
Applied Matls Inc  Common    038222105 " 111,540,743 "     " 880,440 "
Sole          " 880,440 "
MCI Worldcomm Common    552688106 " 65,778,132 " " 1,239,635 "      Sole
"
1,239,635 "
Citigroup Inc Common    172967101 " 65,075,131 " " 1,168,577 "      Sole
"
1,168,577 "
America OnLine Inc Common    02364J104 " 70,594,100 " " 930,400 "        Sole
    "
 930,400 "
Cisco Systems Common    17275R102 " 66,404,002 " " 619,874 "        Sole
"
619,874 "
Softbank Common    XR6770620 " 85,230,263 " " 89,200 "         Sole       "
89,200 "
Dell Computer Common    247025109 " 52,209,210 " " 1,023,710 "      Sole
"
1,023,710 "
Lucent Technologies     Common    549463107 " 47,731,838 " " 636,425 "
Sole          " 636,425 "
Elan PLC ADR  Common    284131208 " 24,561,700 " " 832,600 "        Sole
"
832,600 "
Interpublic Group Cos   Common    460690100 " 50,640,972 " " 877,850 "
Sole          " 877,850 "
American Intl Group     Common    026874107 " 45,731,849 " " 422,954 "
Sole          " 422,954 "
Linear Technology Co    Common    535678106 " 40,640,702 " " 567,905 "
Sole          " 567,905 "
Nokia Corp ADR Otc Common    654902204 " 63,987,787 " " 334,905 "        Sole
    "
 334,905 "
Exodus Comm.  Common    302088109 " 62,638,035 " " 705,284 "        Sole
"
705,284 "
Rambus Inc Del Com Common    750917106 " 26,005,923 " " 385,630 "        Sole
    "
 385,630 "
Merck    Common    589331107 " 25,997,185 " " 386,935 "        Sole       "
386,935 "
Tellabs Inc.  Common    879664100 " 30,544,136 " " 475,858 "        Sole
"
475,858 "
Global Crossings Ltd    Common    G3921A100 " 64,860,300 " " 1,297,206 "
Sole          " 1,297,206 "
Nextlink Communicn Common    65333H707 " 44,664,367 " " 537,720 "        Sole
    "
 537,720 "
Qualcomm Inc Com   Common    747525103 " 65,925,348 " " 374,310 "        Sole
    "
 374,310 "
Dollar Tree Stores Common    256747106 " 26,330,383 " " 543,595 "        Sole
    "
 543,595 "
Ericsson LM Tel    Common    294821400 " 49,587,494 " " 754,900 "        Sole
    "
 754,900 "
Xilinx   Common    983919101 " 19,064,592 " " 419,290 "        Sole       "
419,290 "
Chas. Schwab Corp  Common    808513105 " 4,211,325 "  " 110,100 "        Sole
    "
 110,100 "
Carnival Corp Cl A Common    143658102 " 10,413,563 " " 217,800 "        Sole
    "
 217,800 "
Johnson & Johnson  Common    478160104 " 11,424,990 " " 122,520 "        Sole
    "
 122,520 "
Bank of America Co.     Common    060505104 " 2,409,853 "  " 48,017 "
Sole          " 48,017 "
General Electric   Common    349604103 " 11,197,865 " " 72,361 "         Sole
    "
 72,361 "
Yahoo Inc     Common    984332106 " 26,792,010 " " 61,920 "         Sole
"
61,920 "
Wells Fargo   Common    949746101 " 7,541,594 "  " 186,500 "        Sole
"
186,500 "
Fannie Mae    Common    313586109 " 7,774,405 "  " 124,515 "        Sole
"
124,515 "
C-Net Inc Del Com  Common    125945105 " 4,704,575 "  " 82,900 "         Sole
    "
 82,900 "
Exxon Corp.   Common    302290101 " 5,860,519 "  " 72,745 "         Sole
"
72,745 "
E Trade Group Inc. Common    269246104 " 9,883,088 "  " 378,300 "        Sole
    "
 378,300 "
Pfizer Inc.   Common    717081103 " 7,801,413 "  " 240,506 "        Sole
"
240,506 "
Abbot Laboratories Common    002824100 " 3,369,110 "  " 92,781 "         Sole
    "
 92,781 "
FDX Corp. Com Common    31304N107 " 2,529,938 "  " 61,800 "         Sole
"
61,800 "
Micron Technology  Common    595112103 " 2,515,625 "  " 32,200 "         Sole
    "
 32,200 "
American Home Prod Common    026609107 " 2,842,289 "  " 72,415 "         Sole
    "
 72,415 "
ATT/Liberty Med    Common    001957208 " 4,640,445 "  " 81,680 "         Sole
    "
 81,680 "
IBM Common    459200101 " 985,546 "    " 9,136 "     Sole       " 9,136 "

Royal Dutch Petro  Common    780257804 " 2,313,487 "  " 38,200 "         Sole
    "
 38,200 "
Unilever NV WI     Common    904784709 " 1,118,652 "  " 20,549 "         Sole
    "
 20,549 "
Globalstar Telecomm     Common    G3930H104 " 3,738,240 "  " 84,960 "
Sole          " 84,960 "
Bristol-Myers Squibb    Common    110122108 " 1,668,875 "  " 26,000 "
Sole          " 26,000 "
Cox Communication  Common    224044107 " 2,060,721 "  " 40,014 "         Sole
    "
 40,014 "
Synovus Fincl Corp Common    87161C105 " 1,553,649 "  " 78,171 "         Sole
    "
 78,171 "
American Express   Common    025816109 " 1,745,459 "  " 10,499 "         Sole
    "
 10,499 "
AT & T Corp   Common    001957109 " 1,536,646 "  " 30,241 "         Sole
"
30,241 "
E M C Corp Mass    Common    268648102 " 2,501,825 "  " 22,900 "         Sole
    "
 22,900 "
Vodafone Common    928571107 " 1,380,803 "  " 27,895 "         Sole       "
27,895 "
At Home Corp. Common    045919107 " 214,375 "    " 5,000 "     Sole       "
5,000 "
Home Depot    Common    437076102 " 1,969,688 "  " 28,650 "         Sole
"
28,650 "
Schlumberger Ltd   Common    806857108 " 1,021,475 "  " 18,200 "         Sole
    "
 18,200 "
Citrix Systems Inc Common    177376100 " 2,035,650 "  " 16,550 "         Sole
    "
 16,550 "
GTE Corp.     Common    362320103 " 1,038,830 "  " 14,722 "         Sole
"
14,722 "
Bed Bath & Beyond  Common    075896100 " 1,042,500 "  " 30,000 "         Sole
    "
 30,000 "
Texaco Inc    Common    881694103 " 659,897 "    " 12,150 "         Sole
"
12,150 "
Hewlett Packard Co Common    428236103 " 1,217,125 "  " 10,700 "         Sole
    "
 10,700 "
Coca - Cola   Common    191216100 " 1,182,475 "  " 20,300 "         Sole
"
20,300 "
SBC Communication  Common    78387G103 " 947,310 "    " 19,432 "         Sole
    "
 19,432 "
Walt Disney   Common    254687106 " 873,814 "    " 29,874 "         Sole
"
29,874 "
SAP AG Common Common    XR4846288 " 1,127,287 "  " 2,300 "     Sole       "
2,300 "
Legato Systems Inc Common    524651106 " 1,356,638 "  " 19,715 "         Sole
    "
 19,715 "
Amazon  Com   Common    023135106 " 1,849,837 "  " 24,300 "         Sole
"
24,300 "
BP Amoco Ads  Common    055622104 " 762,403 "    " 12,854 "         Sole
"
12,854 "
Proctor & Gamble   Common    742718109 " 756,200 "    " 6,902 "     Sole
"
6,902 "
ASM Lithography Hld     Common    N07059111 " 1,194,375 "  " 10,500 "
Sole          " 10,500 "
AES Wts 7/31/2000  Warrants  00130H113 " 938,125 "    " 7,505 "     Sole
"
7,505 "
Nokia OYJ     Common    XR5655212 " 1,248,465 "  " 6,920 "     Sole       "
6,920 "
Time Warner   Common    887315409 " 723,125 "    " 10,000 "         Sole
"
10,000 "
Wachovia Corp.     Common    929771103 " 356,320 "    " 5,240 "     Sole
"
5,240 "
Warner Lambert     Common    934488107 " 581,756 "    " 7,100 "     Sole
"
7,100 "
Medtronic Inc Common    585055106 " 596,482 "    " 16,370 "         Sole
"
16,370 "
Schering Plough Co Common    806605101 " 467,311 "    " 11,028 "         Sole
    "
 11,028 "
AES Corp.     Common    00130H105 " 672,750 "    " 9,000 "     Sole       "
9,000 "
Wal-Mart Stores    Common    931142103 " 732,725 "    " 10,600 "         Sole
    "
 10,600 "
Li & Fung Ltd.     Common    XR6514635 " 847,873 "    " 338,000 "        Sole
    "
 338,000 "
"MBIA, Inc."  Common    55262C100 " 580,937 "    " 11,000 "         Sole
"
11,000 "
Rock-Tenn Co  Common    772739207 " 1,416,000 "  " 96,000 "         Sole
"
96,000 "
First Data Corp    Common    319963104 " 498,056 "    " 10,100 "         Sole
    "
 10,100 "
Pacific Century Fncl    Common    694058108 " 392,437 "    " 21,000 "
Sole          " 21,000 "
Burlington Nthrn San    Common    12189T104 " 363,750 "    " 15,000 "
Sole          " 15,000 "
CBS Corp.     Common    12490K107 " 569,363 "    " 8,905 "     Sole       "
8,905 "
Chase Manhattan    Common    16161A108 " 451,986 "    " 5,818 "     Sole
"
5,818 "
Softbank Ord  Common    J75963108 " 792,000 "     800          Sole        800

Ford Mtr Co   Common    345370100 " 403,309 "    " 7,565 "     Sole       "
7,565 "
Emerson Electric   Common    291011104 " 390,150 "    " 6,800 "     Sole
"
6,800 "
Oracle Systems Co  Common    68389X105 " 472,680 "    " 8,436 "     Sole
"
8,436 "
ADP Common    053015103 " 441,775 "    " 8,200 "     Sole       " 8,200 "
Bellsouth Corp.    Common    079860102 " 340,327 "    " 7,270 "     Sole
"
7,270 "
Marsh & Mclennan   Common    571748102 " 483,796 "    " 5,056 "     Sole
"
5,056 "
Omnicom Group Common    681919106 " 440,000 "    " 4,400 "     Sole       "
4,400 "
Lowes Cos.    Common    548661107 " 418,250 "    " 7,000 "     Sole       "
7,000 "
Vodafone Grp PLC   Common    XR0719210 " 354,623 "    " 71,730 "         Sole
    "
 71,730 "
Texas Instruments  Common    882508104 " 396,162 "    " 4,100 "     Sole
"
4,100 "
China Telecom Common    169428109 " 694,575 "    " 5,400 "     Sole       "
5,400 "
Ryohin Keikaku Co  Common    XR6758455 " 320,609 "    " 1,600 "     Sole
"
1,600 "
Mannesmann AG Common    XR5767504 " 480,102 "    " 2,000 "     Sole       "
2,000 "
Roche Hldngs ADR   Common    771195104 " 327,250 "    " 2,750 "     Sole
"
2,750 "
Sun Microsystems   Common    866810104 " 1,087,222 "  " 14,040 "         Sole
    "
 14,040 "
WPP Grp PLC ADR's  Common    929309300 " 332,500 "    " 4,000 "     Sole
"
4,000 "
Stmicroelectronics N    Common    861012102 " 605,750 "    " 4,000 "     Sole
    "
 4,000 "
Amgen Inc     Common    031162100 " 912,950 "    " 15,200 "         Sole
"
15,200 "
Deluxe Corp   Common    248019101 " 222,244 "    " 8,100 "     Sole       "
8,100 "
Telefonica-Espana  Common    879382208 " 453,626 "    " 5,756 "     Sole
"
5,756 "
Int'l Paper   Common    460146103 " 316,050 "    " 5,600 "     Sole       "
5,600 "
Lexmark Int'l Grp  Common    529771107 " 325,800 "    " 3,600 "     Sole
"
3,600 "
Boeing Co     Common    097023105 " 256,912 "    " 6,200 "     Sole       "
6,200 "
Telefonica-SA Common    XR5732524 " 405,866 "    " 16,328 "         Sole
"
16,328 "
Nextel Comm   Common    65332V103 " 360,937 "    " 3,500 "     Sole       "
3,500 "
Sony Corp ADR Common    835699307 " 427,125 "    " 1,500 "     Sole       "
1,500 "
Mcdonalds Corp.    Common    580135101 " 208,416 "    " 5,170 "     Sole
"
5,170 "
Berkshire-Hathaway Common    084670108 " 224,400 "     4       Sole        4
Nestle Wts 1/15/02 Warrants  XR5251041 " 201,157 "    " 23,000 "         Sole
    "
 23,000 "
TYCO Intl Ltd Common    902124106 " 312,000 "    " 8,000 "     Sole       "
8,000 "
Smithkline Beecham Common    832378301 " 230,850 "    " 3,600 "     Sole
"
3,600 "
Bank of New York   Common    064057102 " 304,000 "    " 7,600 "     Sole
"
7,600 "
Harley Davidson Inc     Common    412822108 " 256,250 "    " 4,000 "     Sole
    "
 4,000 "
Kimberly Clark Co  Common    494368103 " 246,045 "    " 3,760 "     Sole
"
3,760 "
Burr Brown Corp.   Common    122574106 " 243,844 "    " 6,750 "     Sole
"
6,750 "
Gillette Co.  Common    375766102 " 243,789 "    " 5,919 "     Sole       "
5,919 "
Molex Inc.    Common    608554101 " 239,108 "    " 4,218 "     Sole       "
4,218 "
Infinity Broadcasting   Common    45662s102 " 217,125 "    " 6,000 "     Sole
    "
 6,000 "
Reuters Group Plc  Common    76132M102 " 210,194 "    " 2,601 "     Sole
"
2,601 "
Georgia-Pacific    Common    373298108 " 203,000 "    " 4,000 "     Sole
"
4,000 "
Human Genome Sci   Common    444903108 " 259,462 "    " 3,400 "     Sole
"
3,400 "
    12/31/99 Mkt.Value       " $1,603,895,908 "
</TABLE >
